Inventories	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 5 — Inventories

Inventories consisted of the following:

	As of March 31,
	2022	2021

Raw materials	$16,971	$—
Work in progress	—	—
Finished goods	1,221,345	1,487,683
Inventory net	$1,238,316	$1,487,683

Slow moving inventories amounting to $240,312 and $nil were written off for the years ended March 31, 2022 and 2021, respectively.

Note 4 — Inventories

Inventories consisted of the following:

	Years ended March 31,
	2021	2020

Raw materials	$—	$112,960
Work in progress	—	42,734
Finished goods	1,487,683	69,185
Inventory net	$1,487,683	$224,879